Taxes on Income	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 13:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rate in Israel:

The Israeli corporate income tax rate as of 2018 to 2020 and thereafter is 23%.

2.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (“the Law”):

Effective January 1, 2011, the Knesset enacted the Law for Economic Policy for 2011 and 2012 (Amended Legislation), and among other things, amended the Law, (“the Amendment”). According to the Amendment, a flat corporate tax rate of 16% was established for exporting industrial enterprises (over 25%). The reduced tax rate will not be program dependent and will apply to the “Preferred Enterprise’s” (as such term is defined in the Investment Law) entire “preferred income”.

The Amendment also prescribes that any dividends distributed to individuals or foreign residents from the preferred enterprise’s earnings as above will be subject to tax at a rate of 20%.

One of its Israeli subsidiaries have elected to apply the new incentives regime under the Amendment to their industrial activity in Israel, subject to meeting its requirements, starting in 2011.

New Amendment- Preferred Technology Enterprise

In December 2016, the Israeli Knesset passed Amendment 73 to the Investment Law which included a number of changes to the Investments Law regimes. Certain changes were scheduled to come into effect beginning January 1, 2017, provided that regulations are promulgated by the Finance Ministry to implement the “Nexus Principles” based on OECD guidelines which were published as part of the Base Erosion and Profit Shifting (BEPS) project. The regulations were approved on May 1, 2017 and accordingly, these changes have come into effect. Applicable benefits under the new regime include:

Introduction of a benefit regime for “Preferred Technology Enterprises” granting a 12% tax rate in central Israel – on income deriving from Intellectual Property, subject to a number of conditions being fulfilled, including a minimal amount or ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual income derived from exports. A Preferred Technology Enterprise (“PTE”) is defined as an enterprise which meets the aforementioned conditions and for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion.

A 12% capital gains tax rate on the sale of a preferred intangible asset to a foreign affiliated enterprise, provided that the asset was initially purchased from a foreign resident at an amount of NIS 200 million or more.

A withholding tax rate of 20% for dividends paid from PTE income (with an exemption from such withholding tax applying to dividends paid to an Israeli company). Such rate may be reduced to 4% on dividends paid to a foreign resident company, subject to certain conditions regarding percentage of foreign ownership of the distributing entity.

In the years 2018, 2019 and 2020, part of the Company’s taxable income in Israel was entitled to a preferred 12% tax rate in the preferred technological enterprise track under Amendment 73 to the Investment Law.

In 2015, the Company transitioned to the preferred enterprise track entitling it to a preferred 16% tax rate under Amendment 73 to the Investment Law.

The Company has received final tax assessments through the year 2016. The Company subsidiaries have received final tax assessments (or assessments that are deemed final) through the tax year 2014.

Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company qualifies as an Industrial Company within the meaning of the Law for the Encouragement of Industry (Taxes), 1969 (the “Industrial Encouragement Law”). The Industrial Encouragement Law defines an “Industrial Company” as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production. Under the Industrial Encouragement Law, the Company is entitled to amortization of the cost of purchased know-how and patents over an eight-year period for tax purposes as well as accelerated depreciation rates on equipment and buildings.

Eligibility for the benefits under the Industrial Encouragement Law is not subject to receipt of prior approval from any governmental authority.

5.	Foreign Exchange Regulations:

Under the Foreign Exchange Regulations, the Company and one of its Israeli subsidiaries calculate their tax liability in U.S. dollars according to certain orders. The tax liability, as calculated in U.S. dollars is translated into NIS according to the exchange rate as of December 31 of each year.

b.	Non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective domiciles of residence. If earnings are distributed to Israel in the form of dividends or otherwise, the Company may be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding tax rates.

Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the non-Israeli subsidiaries. This is because the Company intends to permanently reinvest undistributed earnings in the foreign subsidiaries in which those earnings arose. If these earnings were distributed in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and non-Israeli withholding taxes.

The amount of the Company’s cash and cash equivalents that are currently held outside of Israel that would be subject to income taxes if distributed as dividends is $ 14,165. However, a determination of the amount of the unrecognized deferred tax liability for temporary difference related to those undistributed earnings of foreign subsidiaries is not practicable due to the complexity of the structure of our group of subsidiaries for tax purposes and the difficulty of projecting the amount of future tax liability.

c.	Net operating loss carryforwards:

As of December 31, 2020, three Israeli subsidiaries of the Company had operating loss carryforwards of $ 12,280 (mainly F.T.S Formula Telecom Solutions, Ltd. which accounts for $ 10,523), which can be carried forward to offset against taxable income in the future for an indefinite period.

One of the Company’s subsidiaries in England had estimated total available tax loss carryforwards of $ 4,072 as of December 31, 2020, which can be carried forward to offset against future taxable income.

One of the Company’s subsidiaries in U.S. had estimated total available tax loss carryforwards of $ 7,122 as of December 31, 2020, which can be carried forward to offset against future taxable income.

d.	Income before taxes on income:

	Year ended December 31,
	2020	2019	2018

Domestic	$25,423	$17,806	$25,839
Foreign	11,980	14,666	6,008

	$37,403	$32,472	$31,847

e.	Taxes on income:

Taxes on income (tax benefit) consist of the following:

	Year ended December 31,
	2020	2019	2018
Current:
Domestic	$7,867	$7,266	$5,186
Foreign	1,069	1,636	1,359

	8,936	8,902	6,545
Deferred taxes:
Domestic	(1,687)	(1,001)	81
Foreign	37	(1,027)	445

	(1,650)	(2,028)	526

Taxes on income	$7,286	$6,874	$7,071

f.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company and its subsidiaries deferred tax assets are as follows:

	December 31,
	2020	2019

Net operating loss carryforwards	$5,557	$4,529
Allowances, reserves and intangible assets	6,228	1,584

Deferred tax assets before valuation allowance	11,785	6,113
Less - valuation allowance	(5,388)	(3,925)

Deferred tax assets, net	$6,397	$2,188

	December 31,
	2020	2019

Long-term deferred tax assets	$6,397	$2,188
Long-term deferred tax liabilities	(17,639)	(11,069)

Net deferred tax liabilities	$(11,242)	$(8,881)

Deferred tax liabilities are mainly in respect of certain property and equipment, acquired intangible assets and capitalized software costs.

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from operating losses carry forwards and other reserves and allowances due to uncertainty concerning realization of these deferred tax assets.

g.	Reconciliation of the theoretical tax expense to the actual tax expense:

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income for an Israeli company (corporate tax rate as of 2018 and thereafter is 23%), and the actual tax expense as reported in the statements of income is as follows:

	Year ended December 31,
	2020	2019	2018

Income before taxes, as reported in the consolidated statements of income	$37,403	$32,472	$31,847

Statutory tax rate	23%	23%	23%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$8,603	$7,468	$7,325
Tax adjustment in respect of different tax rates	(1,169)	465	(826)
Deferred taxes on losses for which full valuation allowance was provided in the past	(326)	(227)	(11)
Tax-deductible costs, not included in the accounting costs	(679)	-	-
Tax expenses in respect of prior years, net	(71)	(37)	(22)
Non-deductible expenses	1,398	-	45
Uncertain tax position and other differences	(470)	(795)	560

Income tax	$7,286	$6,874	$7,071

h.	The Company applies ASC 740, “Income Taxes” with regards to tax uncertainties. During the years ended December 31, 2018, and 2020 the Company recorded expenses of $ 1,050 and recorded income of $ 1,103 as a result of this application.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

Gross unrecognized tax benefits at January 1, 2018	$1,125

Increase in tax positions taken in prior years	1,050

Decrease in tax positions taken in prior years	-

Gross unrecognized tax benefits at December 31, 2018	2,175

Increase in tax positions taken in prior years	-

Decrease in tax positions taken in prior years	-

Gross unrecognized tax benefits at December 31, 2019	2,175

Increase in tax positions taken in prior years	-

Decrease in tax positions taken in prior years	(1,103)

Gross unrecognized tax benefits at December 31, 2020	$1,072

Although the Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement, there is no assurance that the final tax outcome of its tax audits will not be different from that which is reflected in the Company’s income tax provisions. Such differences could have a material effect on the Company’s income tax provision, cash flow from operating activities and net income in the period in which such determination is made.